Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($)
$ in Thousands
		May 31, 2023	May 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value		$ 159,588	$ 173,003
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value	[1]	159,588	173,003
Available for sale investments at original cost		80,000	86,024
Avaiable for sale investments cumulative unrealized gain		$ 79,588	$ 86,979

[1]	As of May 31, 2023, the fair value of available-for-sale investments amounted to US$159,588, with original cost of US$82,813 and unrealized gain of US$76,775. As of May 31, 2022, the fair value of available-for-sale investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979.